Seward & Kissel LLP

901 K Street, NW

Suite 800

Washington, DC 20001

202-737-8833

September 5, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Corporate Shares - AB Corporate Income Shares - AB Impact Municipal Income Shares - AB Municipal Income Shares - AB Taxable Multi-Sector Income Shares (File No. 333-112207)

Dear Sir or Madam:

On behalf of AB Corporate Shares (the “Fund”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from that included in the most recent post-effective amendment to the Fund’s registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on August 30, 2018.

If you have any questions regarding the foregoing, please call me at the above referenced number.

Very truly yours, /s/ Lauren A. Michnick Lauren A. Michnick